Property, plant and equipment - Disclosure of reconciliation of property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	€ 1,592	€ 305	€ 493
Property, plant and equipment including right-of-use assets at end of period	878	1,592	305
ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,270	212	394
Property, plant and equipment including right-of-use assets at end of period	501	1,270	212
BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,359	148	371
Property, plant and equipment including right-of-use assets at end of period	509	1,359	148
EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	59	56	79
Property, plant and equipment including right-of-use assets at end of period	126	59	56
FURNITURE AND COMPUTER EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	175	101	44
Property, plant and equipment including right-of-use assets at end of period	242	175	101
GROSS VALUES
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,400	1,230	1,234
Acquisition	614	1,768	109
Disposal	(649)	(597)	(114)
Transfer
Property, plant and equipment including right-of-use assets at end of period	2,366	2,400	1,230
GROSS VALUES | ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,561	682	636
Acquisition	350	1,472	62
Disposal	(649)	(593)	(16)
Transfer
Property, plant and equipment including right-of-use assets at end of period	1,262	1,561	682
GROSS VALUES | BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,618	593	593
Acquisition	350	1,618
Disposal	(622)	(593)
Transfer
Property, plant and equipment including right-of-use assets at end of period	1,346	1,618	593
GROSS VALUES | EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	436	402	447
Acquisition	103	39	23
Disposal	(27)	(3)	(67)
Transfer
Property, plant and equipment including right-of-use assets at end of period	513	436	402
GROSS VALUES | FURNITURE AND COMPUTER EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	346	235	194
Acquisition	161	111	87
Disposal		(1)	(46)
Transfer
Property, plant and equipment including right-of-use assets at end of period	507	346	235
DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(808)	(925)	(741)
Increase	(708)	(481)	(297)
Decrease	27	597	114
Property, plant and equipment including right-of-use assets at end of period	(1,488)	(808)	(925)
DEPRECIATION | ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(290)	(470)	(243)
Increase	(498)	(414)	(244)
Decrease	27	593	16
Property, plant and equipment including right-of-use assets at end of period	(761)	(290)	(470)
DEPRECIATION | BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(259)	(445)	(222)
Increase	(578)	(407)	(222)
Decrease	0	593	0
Property, plant and equipment including right-of-use assets at end of period	(837)	(259)	(445)
DEPRECIATION | EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(378)	(346)	(368)
Increase	(36)	(35)	(45)
Decrease	27	3	67
Property, plant and equipment including right-of-use assets at end of period	(387)	(378)	(346)
DEPRECIATION | FURNITURE AND COMPUTER EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(171)	(134)	(151)
Increase	(94)	(38)	(30)
Decrease	0	1	46
Property, plant and equipment including right-of-use assets at end of period	€ (265)	€ (171)	€ (134)